Long-term debt (Details 1) (CAD)	12 Months Ended
Dec. 31, 2014
Line of Credit Facility [Line Items]
Revolving credit facility, borrowing capacity	800,000,000
Revolving credit facility, additional borrowing capacity, up to a maximum of	1,300,000,000
Revolving credit facility, expiration date	May 05, 2019
Revolving credit facility, interest rate description	provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins.
Revolving credit facility compliance description	the Company is in compliance
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility amendment date	2014/03/14